1(212) 318-6097
billbelitsky@paulhastings.com



[LETTERHEAD OF PAUL HASTINGS LLP]


February 1, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Invesco Unit Trusts, Taxable Income Series 466 (the "Trust") (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Invesco Term Trust, Series A. The Trust will be a short-term, fixed income series for institutional investors, terminating within one year from the deposit date. The Trust's portfolio will consist of commercial paper, asset-backed commercial paper, and Yankee certificates of deposit. The structure and operation of the Trust will be substantially similar to Invesco Unit Trusts, Series 1297 (Investable Ideas 2013 Portfolio) which was also sponsored by the Depositor and was declared effective by the Commission on January 14, 2013 (333-185427).

It would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in early to mid-March.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY

Bill Belitsky
for PAUL HASTINGS LLP